Employee benefits - Disclosure of Actuarial Assumptions for Defined Benefit Plans (Details) - Allowance for retirement defined benefit	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Discount rate (iBoxx Corporate AA) for retirement	3.85%	3.20%	3.20%
Annual rate of increase in wages		2.50%	2.50%
Annual mobility rate		5.70%	5.20%
Rate of contributions		49.29%	48.01%
Rate of wages costs		22.62%	24.32%
16-24 years	20.00%	20.00%	15.00%
25-29 years	15.00%	16.00%	14.00%
30-34 years	12.00%	12.00%	10.00%
35-39 years	9.00%	8.00%	6.00%
40-44 years	4.00%	4.00%	4.00%
45-49 years	2.00%	2.00%	2.00%
+50 years
Executives | Employees born before 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	64 years
Executives | Employees born after 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	65 years	65 years	65 years
Non-executives | Employees born before 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	62 years	62 years	62 years
Non-executives | Employees born after 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	64 years